Accumulated Other Comprehensive Income / (Loss) (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Gains and losses on cash flow hedges Interest rate contracts	$ 10,566	$ 105,058	$ 374,843
Total reclassifications for the period	$ 10,566	$ 105,058	$ 374,843
Affected line item in the statement where net income is presented	Interest and finance costs	Interest and finance costs	Interest and finance costs